Share-based awards	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based awards	Share-based awards
Share Options

The following table summarizes option activity for the three months ended March 31, 2022:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2021	1,695,460	$104.79	5.39

Granted	96,525	$231.68
Exercised	(84,090)	$190.75
Canceled/expired	(25,660)	$113.04

Outstanding at March 31, 2022	1,682,235	$118.36	5.44

Exercisable at March 31, 2022	1,054,178	$97.57	4.55

The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at March 31, 2022 was 1,054,178. Fully vested share options at March 31, 2022 have an average remaining contractual term of 4.55 years, an average exercise price of $97.57.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the three months ended March 31, 2022 and March 31, 2021 was calculated using the Black-Scholes option pricing model. The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Weighted average grant date fair value	$68.24	$48.36
Assumptions:
Expected volatility	30%	30%
Dividend yield	—%	—%
Risk-free interest rate	1.74%	0.73%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or non-executive Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to non-executive directors during 2019, 2020 and 2021 vest over twelve months.

The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the three months ended March 31, 2022:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	154,190	$160.23	572,785	$191.20

Granted	51,949	$231.68	26,000	$231.68
Shares vested	(42,409)	$140.38	(32,360)	$166.85
Forfeited	(285)	$140.18	(24,599)	$200.16

Outstanding at March 31, 2022	163,445	$186.77	541,826	$194.19

The fair value of PSUs vested for the three months ended March 31, 2022 totaled $6.0 million (full year 2021: $5.1 million).

The fair value of RSUs vested for the three months ended March 31, 2022 totaled $5.4 million (full year 2021: $83.5 million).

The PSUs vest based on service and specified EPS targets over the periods 2020 – 2022, 2021 - 2023 and 2022 - 2024. Depending on the amount of EPS from 2020 to 2024, up to an additional 82,594 PSUs may also be granted.

Non-cash stock compensation expense

Non-cash stock compensation expense for the three months ended March 31, 2022 and March 31, 2021 has been allocated as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
	(in thousands)
Direct costs	$4,999	$2,055
Selling, general and administrative	13,904	4,339

	$18,903	$6,394